Goodwill and intangible assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and intangible assets
Impairment loss on intangible assets	$ 23,659
Discount Rate	19.00%
Licenses
Goodwill and intangible assets
Impairment loss on intangible assets	$ 23,659